                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: _________________

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: DELTA PARTNER LLC

Address: ONE INTERNATIONAL PLACE SUITE 2401
         BOSTON, MA
         02110



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jerry Iacono
Title: Account Manager
Phone: 212-713-9703


Signature, Place, and Date of Signing:

    Jerry Iacono                  New York, NY                  2/13/06
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1
                                        -------------

Form 13F Information Table Entry Total:       63
                                        -------------

Form 13F Information Table Value Total: $576,385,010.25
                                        ---------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

   1      28-10514                      Charles Jonson
-------   ---------------------------   --------------------------------
[Repeat as necessary.]

                                    FORM 13F                         12/31/2005
REPORTING MANAGER: UBS SECURITIES LLC                                    PAGE 1

                                                                VALUATION CURRENCY: USD

      ITEM 1                    ITEM 2    ITEM 3       ITEM 4       ITEM 5              ITEM 6        ITEM 7        ITEM 8
      ------                   --------   --------    --------    ----------    ------------------    ------  -------------------
                                                                                   INVEST. DISC.
                                                                   SHARES OR                  SHARED           VOTING AUTHORITY
                                TITLE     CUSIP       FAIR MKT     PRINCIPAL    SOLE  SHARED  OTHER    MANA-  SOLE  SHARED   OTHER
  NAME OF ISSUER               OF CLASS   NUMBER       VALUE        AMOUNT      (A)    (B)     (C)     GERS   (A)    (B)      (C)
------------------             --------   --------    --------    ----------   ------ ------  ------  ------  ---- --------- -----
DRUGMAX INC                   OTC EQ  9086090     $  3,111,296.00  2,430,700 N           X               1         2,430,700
WTS DRUGMAX EXP 10/02/10      OTC EQ  9L47177A    $  1,195,625.00  1,250,000 N           X               1         1,250,000
ACE CASH EXPRESS INC          OTC EQ  4403101     $ 11,764,314.00    503,825 N           X               1           503,825
AFC ENTERPRISES INC           OTC EQ  00104Q107   $ 27,377,784.00  1,810,700 N           X               1         1,810,700
ALLIANCE GAMING CORPORATION   COMMON  01859P609   $ 10,974,558.00    842,900 N           X               1           842,900
AGRIUM INC                    COMMON  8916108     $ 16,455,117.00    748,300 N           X               1           748,300
AMERICAN SOFTWARE INC CL A    OTC EQ  29683109    $  1,307,600.00    200,000 N           X               1           200,000
ALERIS INTERNATIONAL INC      COMMON  14477103    $ 31,556,512.00    978,800 N           X               1           978,800
ON ASSIGNMENT INC             OTC EQ  682159108   $ 15,603,831.00  1,430,232 N           X               1         1,430,232
AMERICAN EXPRESS CO           COMMON  25816109    $  5,660,600.00    110,000 N           X               1           110,000
AXT INC                       OTC EQ  00246W103   $    508,004.00    237,385 N           X               1           237,385
ASPEN TECHNOLOGY INC          OTC EQ  45327103    $ 15,626,210.00  1,990,600 N           X               1         1,990,600
BOMBAY CO INC                 COMMON  97924104    $  1,280,200.00    432,500 N           X               1           432,500
ANHEUSER BUSCH COMPANIES INC  COMMON  35229103    $  2,148,000.00     50,000 N           X               1            50,000
CF INDUSTRIES HOLDINGS INC    COMMON  125269100   $  5,717,225.00    374,900 N           X               1           374,900
COMSYS IT PRT INC             OTC EQ  20581E104   $  4,806,750.00    435,000 N           X               1           435,000
CASUAL MALE RETAIL GROUP INC  OTC EQ  148711104   $  1,839,000.00    300,000 N           X               1           300,000
CNX GAS CORP                  OTC EQ  12618H101   $    840,000.00     40,000 N           X               1            40,000
CAPITAL ONE FINANCIAL CORP    COMMON  14040H105   $  9,072,000.00    105,000 N           X               1           105,000
CMR HOLDINDS LTD              OTC EQ  G2554P103   $  3,903,000.00    300,000 N           X               1           300,000
AMERICAS CAR MART INC         OTC EQ  03062T105   $  5,465,625.00    330,849 N           X               1           330,849
COVANTA HOLDING CORPORATION   COMMON  22282E102   $  2,259,000.00    150,000 N           X               1           150,000
DRUGMAX INC                   OTC EQ  262240104   $     88,704.00     69,300 N           X               1            69,300
BAUER EDDIE HLDGS INC         OTC EQ  71625107    $  5,160,000.00    344,000 N           X               1           344,000
ELAN CORP PLC-ADR             COMMON  284131208   $ 17,412,500.00  1,250,000 N           X               1         1,250,000
BOTTOMLINE TECHNOLOGIES (DE)  OTC EQ  101388106   $  3,589,754.00    325,749 N           X               1           325,749
E TRADE GROUP INC             COMMON  269246104   $  5,736,500.00    275,000 N           X               1           275,000
FIRST MARBLEHEAD CORP         OTC EQ  320771108   $ 75,462,990.00  2,296,500 N           X               1         2,296,500
GAMETECH INTERNATIONAL INC    OTC EQ  36466D102   $  3,785,476.00    988,375 N           X               1           988,375
INTL COAL GROUP INC NEW       COMMON  45928H106   $  1,235,000.00    130,000 N           X               1           130,000
ISLE CAPRI CASINOS INC        OTC EQ  464592104   $  5,371,380.00    220,500 N           X               1           220,500
LONGS DRUG STORES CORP        COMMON  543162101   $ 14,941,734.00    410,600 N           X               1           410,600
LYONDELL PETROCHEMICAL CO     COMMON  552078107   $  8,098,800.00    340,000 N           X               1           340,000
MAGNA ENTERTAINMENT CORP      OTC EQ  559211107   $ 25,229,940.00  3,533,605 N           X               1         3,533,605
MONRO MUFFLER BRAKE INC       OTC EQ  610236101   $  1,516,000.00     50,000 N           X               1            50,000
NATURES SUNSHINE PRODUCTS     OTC EQ  639027101   $  3,129,648.00    173,100 N           X               1           173,100
NOVA CHEMICALS CORP           COMMON  66977W109   $ 23,847,600.00    714,000 N           X               1           714,000
NEW FRONTIER MEDIA INC        OTC EQ  644398109   $  5,402,269.00    827,300 N           X               1           827,300
NOVATEL WIRELESS INC          OTC EQ  66987M604   $  3,935,750.00    325,000 N           X               1           325,000
02MICRO INTL LMTD AMERICAN    OTC EQ  67107W100   $  3,563,000.00    350,000 N           X               1           350,000
OPTIMAL GROUP INC CL A        OTC EQ  68388R208   $ 18,234,000.00    900,000 N           X               1           900,000
MIKOHN GAMING CORP            OTC EQ  59862K108   $  8,074,815.00    818,117 N           X               1           818,117
REVLON INC-CL A               COMMON  761525500   $    542,500.00    175,000 N           X               1           175,000
RURAL/METRO CORP              OTC EQ  781748108   $  2,805,112.00    310,300 N           X               1           310,300
STEELCASE INC-MICH CL A       COMMON  858155203   $ 18,199,751.00  1,149,700 N           X               1         1,149,700
STEINER LEISURE LTD           OTC EQ  P8744Y102   $ 22,958,816.00    645,636 N           X               1           645,636
THERMADYNE HOLDINGS CORP NEW  OTC EQ  883435307   $    626,430.00     47,100 N           X               1            47,100
TRICO MARINE SERVICES INC     OTC EQ  896106200   $ 15,178,800.00    583,800 N           X               1           583,800
TWEETER HOME ENTMT GROUP I    OTC EQ  901167106   $  3,432,000.00    600,000 N           X               1           600,000
UNIFI INC                     COMMON  904677101   $  7,693,328.00  2,530,700 N           X               1         2,530,700
USA MOBILITY INC              OTC EQ  90341G103   $  7,757,858.00    279,865 N           X               1           279,865
MEMC ELECTRONIC MATERIALS     COMMON  552715104   $ 66,809,295.00  3,013,500 N           X               1         3,013,500
WELLMAN INC                   COMMON  949702104   $  4,429,374.00    653,300 N           X               1           653,300
WEBZEN INC                    OTC EQ  94846M102   $  9,449,716.50  1,137,150 N           X               1         1,137,150
ZARLINK SEMICONDUCTOR INC     COMMON  989139100   $  1,022,745.00    498,900 N           X               1           498,900
CHINA MOBILE HONG KONG ADR    ADR     16941M109   $    591,384.00     24,600 N           X               1            24,600
TELECOM ARGENTINA ADR         ADR     879273209   $    360,920.00     28,000 N           X               1            28,000
TRANPORTADORA ADR             ADR     893870204   $    382,075.00     72,500 N           X               1            72,500
BBVA BANCO                    ADR     07329M100   $    328,900.00     46,000 N           X               1            46,000
NET SERVICOS DE COMUNICACAO   ADR     64109T102   $    274,644.00     60,000 N           X               1            60,000
COMPANHIA PARANAENSE          ADR     20441B407   $    666,405.00     88,500 N           X               1            88,500
EMPRESAS ICA SA               ADR     292448206   $    365,595.75     12,499 N           X               1            12,499
EMBRATEL PARTICIPACOES S A    ADR     29081N20900 $    221,250.00     15,000 N           X               1            15,000